UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/14

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 94.6%
Argentina 0.2%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	24,962	$207,060

Australia 0.5%
BHP Billiton Ltd.	Metals & Mining	21,291	631,382

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	7,415	249,514

Belgium 4.1%
Anheuser-Busch InBev NV	Beverages	50,320	5,599,949

Brazil 5.7%
Ambev SA	Beverages	144,835	949,195
Itau Unibanco Holding SA, ADR	Banks	385,020	5,344,078
M Dias Branco SA	Food Products	18,100	721,929
Souza Cruz SA	Tobacco	95,767	770,831
			7,786,033
Chile 0.3%
Sociedad Quimica Y Minera de Chile SA Soquimich, ADR	Chemicals	16,025	418,893

China 18.5%
[b,c]Aluminum Corp. of China Ltd., H	Metals & Mining	440,000	179,068
Angang Steel Co. Ltd., H	Metals & Mining	1,329,000	842,109
Brilliance China Automotive Holdings Ltd.	Automobiles	3,626,100	6,313,855
China Construction Bank Corp., H	Banks	2,207,900	1,549,723
China Mobile Ltd.	Wireless Telecommunication
	Services	191,500	2,211,043
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	1,272,500	1,114,410
[b]China Shipping Development Co. Ltd., H	Marine	2,899,000	1,818,257
Industrial and Commercial Bank of China Ltd., H	Banks	2,466,100	1,534,037
NetEase Inc., ADR	Internet Software & Services	12,508	1,071,435
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	2,474,200	3,170,560
Tencent Holdings Ltd.	Internet Software & Services	290,000	4,306,311
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	1,416,000	1,163,488
			25,274,296
Greece 0.3%
[b]National Bank of Greece SA	Banks	160,306	469,685

Hong Kong 0.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	67,619	644,409
Giordano International Ltd.	Specialty Retail	484,376	262,005
			906,414
India 9.8%
Biocon Ltd.	Biotechnology	96,606	776,716
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	24,150	1,258,440
Infosys Ltd.	IT Services	16,700	1,010,426
Tata Consultancy Services Ltd.	IT Services	154,461	6,828,303
Tata Motors Ltd.	Automobiles	430,532	3,494,510
			13,368,395
Indonesia 3.0%
Astra International Tbk PT	Automobiles	4,253,100	2,460,759
Bank Danamon Indonesia Tbk PT	Banks	1,197,100	383,642
Semen Indonesia Persero Tbk PT	Construction Materials	970,500	1,228,557
			4,072,958
Kenya 1.0%
Equity Bank Ltd.	Banks	942,599	543,909

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Kenya Commercial Bank Ltd.	Banks	1,136,900	745,195
			1,289,104
Nigeria 0.4%
Nigerian Breweries PLC	Beverages	516,682	555,504

Pakistan 0.7%
United Bank Ltd.	Banks	517,700	953,658

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	48,310	559,430

Philippines 1.2%
Ayala Corp.	Diversified Financial Services	68,520	1,127,650
[b]Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	675,900	202,627
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	1,047,200	307,418
			1,637,695
Qatar 3.3%
Industries Qatar QSC	Industrial Conglomerates	88,867	4,543,517

Romania 0.1%
[d]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Oil, Gas & Consumable Fuels	16,740	172,550

Russia 6.5%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	182,000	1,281,280
[e]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	21,020	1,072,020
[e]LUKOIL Holdings, ADR, (London Stock Exchange)	Oil, Gas & Consumable Fuels	3,500	178,500
[a,b]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	23,979	674,050
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	112,200	2,092,530
[a]O'Key Group SA, GDR, Reg S	Food & Staples Retailing	45,804	334,369
[b]Yandex NV, A	Internet Software & Services	117,162	3,256,518
			8,889,267
South Africa 9.2%
Kumba Iron Ore Ltd.	Metals & Mining	10,669	251,959
MTN Group Ltd.	Wireless Telecommunication
	Services	61,800	1,304,995
Naspers Ltd., N	Media	41,650	4,594,564
Remgro Ltd.	Diversified Financial Services	318,955	6,444,101
			12,595,619
South Korea 3.7%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	33,744	1,341,827
Hyundai Development Co.	Construction & Engineering	26,610	1,077,063
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	1,372	1,539,834
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	14,770	1,135,454
			5,094,178
Sweden 0.4%
Oriflame Cosmetics SA, SDR	Personal Products	33,726	581,330

Switzerland 1.3%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	21,077	1,729,831

Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	835,000	3,293,886

Thailand 12.6%
Kasikornbank PCL, fgn.	Banks	297,300	2,144,850
Land and Houses PCL, fgn.	Real Estate Management &
	Development	5,015,000	1,608,016
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	215,200	1,061,569
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	210,300	2,334,145
Quality Houses PCL, fgn.	Real Estate Management &
	Development	7,280,600	947,253

Templeton Institutional Funds
Statement of Investments, September 30, 2014 (unaudited) (continued)
Siam Commercial Bank PCL, fgn.	Banks	1,069,100	5,998,958
Thai Beverage PCL, fgn.	Beverages	5,147,400	3,086,866
			17,181,657
Turkey 2.1%
Akbank TAS	Banks	445,000	1,450,173
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	32,410	651,218
Turkiye Garanti Bankasi AS	Banks	213,773	751,102
			2,852,493
United Arab Emirates 0.7%
Emaar Properties PJSC	Real Estate Management &
	Development	301,075	946,764
United Kingdom 3.5%
Unilever PLC	Food Products	113,034	4,737,323
United States 1.8%
Avon Products Inc.	Personal Products	199,443	2,512,982
Total Common Stocks (Cost $111,150,697)			129,111,367
Participatory Notes (Cost $585,456) 0.6%
Saudi Arabia 0.6%
[d]HSBC Bank PLC, Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication
	Services	36,325	873,872
Preferred Stocks 3.9%
Brazil 3.5%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	183,000	2,724,870
Vale SA, ADR, pfd., A	Metals & Mining	213,450	2,072,599
			4,797,469
Chile 0.4%
Embotelladora Andina SA, pfd., A	Beverages	213,534	585,465
Total Preferred Stocks (Cost $6,117,805)			5,382,934
Total Investments before Short Term Investments (Cost $117,853,958)			135,368,173

Short Term Investments 0.3%
Money Market Funds (Cost $293,542) 0.2%
United States 0.2%
[b,f]Institutional Fiduciary Trust Money Market Portfolio		293,542	293,542
Investments from Cash Collateral Received for Loaned Securities (Cost
$99,000) 0.1%
Money Market Funds 0.1%
United States 0.1%
[g]BNY Mellon Overnight Government Fund, 0.026%		99,000	99,000
Total Investments (Cost $118,246,500) 99.4%			135,760,715
Other Assets, less Liabilities 0.6%			783,907
Net Assets 100.0%			$136,544,622

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the aggregate value of these securities was $1,215,479, representing 0.89% of net assets.
b Non-income producing.
c A portion or all of the security is on loan at September 30, 2014.

Templeton Institutional Funds
Statement of Investments, September 30, 2014 (unaudited) (continued)
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $1,046,422, representing 0.77% of net assets.
e At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
g The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 97.3%
Belgium 0.5%
[a]KBC GROEP NV	Banks	615,979	$32,800,993

Brazil 0.6%
Embraer SA, ADR	Aerospace & Defense	1,046,245	41,033,729
Vale SA, ADR	Metals & Mining	19,133	210,654
			41,244,383
Canada 1.5%
Ensign Energy Services Inc.	Energy Equipment & Services	883,500	11,607,972
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	7,168,430	62,041,878
Trican Well Service Ltd.	Energy Equipment & Services	2,195,500	25,688,683
			99,338,533
China 7.2%
[a,b]China CNR Corp. Ltd., Reg S, H	Machinery	33,377,800	28,844,190
China Life Insurance Co. Ltd., H	Insurance	20,376,000	56,551,525
China Mobile Ltd.	Wireless Telecommunication
	Services	7,402,440	85,467,954
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,891,500	35,945,081
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	140,688,040	86,246,653
CSR Corp. Ltd, H	Machinery	28,255,100	24,853,964
Haier Electronics Group Co. Ltd.	Household Durables	12,464,000	32,826,824
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	20,882,000	30,120,920
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	62,040,463	32,919,283
Sinopharm Group Co.	Health Care Providers & Services	10,879,600	39,723,189
Weichai Power Co. Ltd., H	Machinery	10,067,000	36,432,125
			489,931,708
France 10.3%
AXA SA	Insurance	3,703,590	91,253,421
BNP Paribas SA	Banks	1,890,630	125,400,781
Cie Generale des Etablissements Michelin, B	Auto Components	963,489	90,869,900
Compagnie de Saint-Gobain	Building Products	1,173,820	53,715,392
Sanofi	Pharmaceuticals	1,314,519	148,679,103
Technip SA	Energy Equipment & Services	494,640	41,609,994
Total SA, B	Oil, Gas & Consumable Fuels	1,676,163	108,910,715
Vivendi SA	Diversified Telecommunication
	Services	1,609,814	38,871,614
			699,310,920
Germany 10.7%
Bayer AG	Pharmaceuticals	954,756	133,718,939
Deutsche Boerse AG	Diversified Financial Services	531,700	35,810,239
Deutsche Lufthansa AG	Airlines	1,867,580	29,493,879
Deutsche Post AG	Air Freight & Logistics	993,607	31,860,041
HeidelbergCement AG	Construction Materials	786,320	51,956,039
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	5,475,324	56,652,850
Merck KGaA	Pharmaceuticals	1,010,838	93,229,175
[a]Metro AG	Food & Staples Retailing	1,956,940	64,454,624
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	397,713	78,630,645
SAP SE	Software	914,961	65,979,295
Siemens AG	Industrial Conglomerates	552,480	65,844,499
Software AG	Software	672,340	16,659,307
			724,289,532
Hong Kong 3.2%
AIA Group Ltd.	Insurance	8,852,710	45,776,217
Cheung Kong (Holdings) Ltd.	Real Estate Management &
	Development	2,452,540	40,366,869

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Cheung Kong (Holdings) Ltd., ADR	Real Estate Management &
	Development	62,295	1,021,638
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,404,520	53,321,770
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,587	302,466
Noble Group Ltd.	Trading Companies & Distributors	35,047,000	35,715,988
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,583,810	33,343,134
Swire Properties Ltd.	Real Estate Management &
	Development	2,793,317	8,723,888
			218,571,970
India 0.7%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	2,699,006	45,866,544

Ireland 1.3%
CRH PLC	Construction Materials	28,311	647,504
CRH PLC (London Stock Exchange)	Construction Materials	3,781,659	86,449,972
			87,097,476
Israel 1.4%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,797,500	96,615,625

Italy 3.7%
Eni SpA	Oil, Gas & Consumable Fuels	3,284,351	78,269,119
Intesa Sanpaolo SpA	Banks	16,734,735	50,849,120
[a]Saipem SpA	Energy Equipment & Services	1,327,115	28,224,069
UniCredit SpA	Banks	11,490,537	90,841,363
			248,183,671
Japan 5.5%
ITOCHU Corp.	Trading Companies & Distributors	3,221,900	39,372,085
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	3,913,200	42,252,782
Nikon Corp.	Household Durables	2,280,400	32,961,871
Nissan Motor Co. Ltd.	Automobiles	9,913,400	96,643,332
Suntory Beverage & Food Ltd.	Beverages	1,769,700	62,779,928
Toyota Motor Corp.	Automobiles	1,658,120	97,728,600
			371,738,598
Netherlands 7.0%
Akzo Nobel NV	Chemicals	1,380,210	94,561,400
Fugro NV, IDR	Energy Equipment & Services	541,451	16,387,231
[a]ING Groep NV, ADR	Banks	25,486	361,646
[a]ING Groep NV, IDR	Banks	8,793,090	125,595,218
Koninklijke Philips NV	Industrial Conglomerates	1,591,725	50,787,440
[a]NN Group NV	Insurance	621,120	18,021,877
[a,c]NN Group NV, 144A	Insurance	715,710	20,766,418
[a]QIAGEN NV	Life Sciences Tools & Services	1,321,090	30,081,335
[a]SBM Offshore NV	Energy Equipment & Services	2,542,127	36,904,149
TNT Express NV	Air Freight & Logistics	7,029,802	44,513,978
[c]TNT Express NV, 144A	Air Freight & Logistics	860,685	5,450,013
Unilever NV, IDR	Food Products	813,226	32,382,040
			475,812,745
Norway 2.9%
Statoil ASA	Oil, Gas & Consumable Fuels	3,012,200	82,127,897
Telenor ASA	Diversified Telecommunication
	Services	5,171,018	113,466,578
			195,594,475
Russia 1.0%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,981,717	36,959,022
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	1,826,658	27,290,271
			64,249,293
Singapore 3.1%
DBS Group Holdings Ltd.	Banks	5,764,313	83,234,935

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	29,179,360	86,921,623
United Overseas Bank Ltd.	Banks	2,072,000	36,383,648
			206,540,206
South Korea 6.2%
Hana Financial Group Inc.	Banks	990,955	36,164,527
Hyundai Mobis	Auto Components	244,764	59,627,800
Hyundai Motor Co.	Automobiles	166,908	30,139,793
KB Financial Group Inc.	Banks	1,074,666	39,270,462
KB Financial Group Inc., ADR	Banks	138,135	5,003,250
LG Electronics Inc.	Household Durables	719,925	44,835,369
POSCO	Metals & Mining	190,264	59,246,148
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	127,366	142,946,437
			417,233,786
Spain 2.1%
[a]Banco Santander SA	Banks	3,210,583	30,859,906
Repsol SA	Oil, Gas & Consumable Fuels	1,983,771	47,099,725
Telefonica SA	Diversified Telecommunication
	Services	4,301,337	66,571,105
			144,530,736
Sweden 1.3%
Ericsson, B	Communications Equipment	2,814,850	35,726,297
Getinge AB, B	Health Care Equipment & Supplies	2,073,201	52,310,471
			88,036,768
Switzerland 6.8%
Credit Suisse Group AG	Capital Markets	3,420,537	94,842,732
Novartis AG	Pharmaceuticals	1,047,754	98,942,045
Roche Holding AG	Pharmaceuticals	558,390	165,589,702
Swiss Re AG	Insurance	1,266,365	101,014,712
			460,389,191
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	12,651,492	49,907,266

Thailand 0.6%
Bangkok Bank PCL, fgn.	Banks	6,235,100	39,215,674

United Kingdom 17.8%
Aviva PLC	Insurance	9,981,139	84,714,972
BAE Systems PLC	Aerospace & Defense	9,727,931	74,364,482
Barclays PLC	Banks	13,306,630	49,070,152
BP PLC	Oil, Gas & Consumable Fuels	10,010,039	73,591,653
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,258	494,789
British Sky Broadcasting Group PLC	Media	2,503,573	35,800,758
Carillion PLC	Construction & Engineering	6,876,490	33,959,407
GlaxoSmithKline PLC	Pharmaceuticals	4,921,992	112,757,762
HSBC Holdings PLC	Banks	7,928,901	81,283,834
[a]International Consolidated Airlines Group SA	Airlines	13,650,000	81,241,964
Kingfisher PLC	Specialty Retail	15,844,521	83,205,770
[a]Lloyds Banking Group PLC	Banks	73,935,090	92,144,807
Marks & Spencer Group PLC	Multiline Retail	9,639,340	63,231,947
Rexam PLC	Containers & Packaging	6,643,410	52,971,584
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,416,437	112,068,495
Serco Group PLC	Commercial Services & Supplies	8,161,647	37,858,120
Standard Chartered PLC	Banks	2,312,898	42,767,627
Tesco PLC	Food & Staples Retailing	8,993,840	27,151,149
Vodafone Group PLC	Wireless Telecommunication
	Services	20,222,214	67,015,147
			1,205,694,419
United States 1.2%
ACE Ltd.	Insurance	580,350	60,861,305

Templeton Institutional Funds
Statement of Investments, September 30, 2014 (unaudited) (continued)
Perrigo Co. PLC	Pharmaceuticals	146,632	22,022,660
			82,883,965
Total Common Stocks (Cost $4,946,364,621)			6,585,078,477
Preferred Stocks (Cost $31,436,556) 0.4%
Brazil 0.4%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,015,047	30,004,050
Total Investments before Short Term Investments (Cost $4,977,801,177)			6,615,082,527

Short Term Investments (Cost $148,481,483) 2.2%
Money Market Funds 2.2%
United States 2.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		148,481,483	148,481,483
Total Investments (Cost $5,126,282,660) 99.9%			6,763,564,010
Other Assets, less Liabilities 0.1%			7,032,706
Net Assets 100.0%			$6,770,596,716

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the value of this security was
$28,844,190, representing 0.43% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $26,216,431, representing 0.39% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited)

Foreign Smaller Companies Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 94.2%
Australia 0.4%
Iluka Resources Ltd.	Metals & Mining	829,385	$5,707,681

Austria 0.6%
Wienerberger AG	Building Products	596,270	7,680,900

Bahamas 0.9%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	322,660	12,128,789

Belgium 1.0%
Barco NV	Electronic Equipment, Instruments
	& Components	187,070	13,518,266

Bermuda 1.0%
Axis Capital Holdings Ltd.	Insurance	267,350	12,653,676

Brazil 0.8%
Companhia de Saneamento de Minas Gerais	Water Utilities	498,100	6,308,927
Grendene SA	Textiles, Apparel & Luxury Goods	592,300	4,114,035
			10,422,962
Canada 6.3%
AGF Management Ltd.	Capital Markets	643,300	6,711,097
Canaccord Genuity Group Inc.	Capital Markets	468,638	4,683,869
Dorel Industries Inc., B	Household Durables	498,600	14,896,543
Enerflex Ltd.	Energy Equipment & Services	524,800	8,957,599
Ensign Energy Services Inc.	Energy Equipment & Services	448,700	5,895,299
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	297,200	9,396,999
HudBay Minerals Inc.	Metals & Mining	2,017,560	17,245,489
Mullen Group Ltd.	Energy Equipment & Services	410,100	9,369,737
Trican Well Service Ltd.	Energy Equipment & Services	421,400	4,930,636
			82,087,268
China 5.0%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	2,122,000	12,325,372
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	12,391,500	7,261,283
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	4,450,000	3,977,385
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	41,048,000	12,106,137
Shenguan Holdings Group Ltd.	Food Products	22,810,000	7,637,949
Sinomedia Holding Ltd.	Media	12,207,000	7,436,151
Yingde Gases Group Co. Ltd.	Chemicals	14,454,500	13,608,134
			64,352,411
Finland 3.9%
Amer Sports OYJ	Leisure Products	1,264,112	25,399,473
Huhtamaki OYJ	Containers & Packaging	934,360	25,653,272
			51,052,745
France 1.5%
[a]Beneteau	Leisure Products	476,600	7,614,012
Ipsos	Media	485,570	12,390,239
			20,004,251
Germany 6.1%
DMG MORI SEIKI AG	Machinery	550,052	15,549,980
Gerresheimer AG	Life Sciences Tools & Services	354,350	23,010,894
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,131,515	15,568,850
Leoni AG	Auto Components	182,000	9,934,022

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Rational AG	Machinery	52,110	15,498,189
			79,561,935
Greece 0.5%
JUMBO SA	Specialty Retail	464,101	5,866,993

Hong Kong 6.8%
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,416,000	9,920,705
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,750,000	9,533,591
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,993,562	10,363,670
Techtronic Industries Co. Ltd.	Household Durables	8,253,000	23,915,115
Value Partners Group Ltd.	Capital Markets	16,304,000	11,947,707
VTech Holdings Ltd.	Communications Equipment	1,851,300	22,745,909
			88,426,697
India 0.6%
Jain Irrigation Systems Ltd.	Machinery	5,600,954	7,365,155

Italy 2.3%
Amplifon SpA	Health Care Providers & Services	1,094,700	6,127,225
Azimut Holding SpA	Capital Markets	266,624	6,744,491
Marr SpA	Food & Staples Retailing	414,296	6,435,538
[a]Sorin SpA	Health Care Equipment & Supplies	4,337,155	10,626,143
			29,933,397
Japan 14.6%
Aderans Co. Ltd.	Personal Products	634,600	7,905,372
Asahi Co. Ltd.	Specialty Retail	595,300	6,672,051
Asics Corp.	Textiles, Apparel & Luxury Goods	1,226,300	27,633,827
Capcom Co. Ltd.	Software	322,700	5,067,616
Daibiru Corp.	Real Estate Management &
	Development	360,000	4,133,327
Descente Ltd.	Textiles, Apparel & Luxury Goods	1,051,671	9,082,417
Keihin Corp.	Auto Components	609,700	8,056,680
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	402,700	24,605,262
MEITEC Corp.	Professional Services	614,000	18,253,978
Nissin Kogyo Co. Ltd.	Auto Components	292,230	4,804,986
Seria Co. Ltd.	Multiline Retail	154,600	5,893,283
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	5,545,055
Square Enix Holdings Co. Ltd.	Software	588,500	12,499,353
Sumitomo Rubber Industries Ltd.	Auto Components	1,373,000	19,520,378
Tokai Rika Co. Ltd.	Auto Components	397,600	8,404,877
Tsumura & Co.	Pharmaceuticals	619,600	13,826,649
Unipres Corp.	Auto Components	355,500	6,967,028
			188,872,139
Luxembourg 0.9%
[a]Grand City Properties SA	Real Estate Management &
	Development	843,800	11,487,546

Netherlands 4.4%
Aalberts Industries NV	Machinery	659,208	17,087,346
Accell Group NV	Leisure Products	335,775	5,538,096
Arcadis NV	Construction & Engineering	624,740	20,683,220
Beter Bed Holding NV	Specialty Retail	373,050	7,881,919
USG People NV	Professional Services	430,172	5,112,117
			56,302,698
Norway 2.3%
Fred. Olsen Energy ASA	Energy Equipment & Services	371,070	6,814,134
Schibsted ASA	Media	256,638	13,930,613
Tomra Systems ASA	Commercial Services & Supplies	1,181,150	9,006,871
			29,751,618
Philippines 1.0%
Metropolitan Bank & Trust Co.	Banks	3,203,789	6,184,563

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	47,331,300	6,494,699
			12,679,262
Russia 0.9%
[a,b]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	623,538	11,504,276

Singapore 1.0%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,227,500	12,667,800

South Korea 10.2%
Binggrae Co. Ltd.	Food Products	134,454	11,202,907
BS Financial Group Inc.	Banks	1,381,164	22,125,856
Daum Communication Corp.	Internet Software & Services	71,448	10,680,458
DGB Financial Group Inc.	Banks	1,022,830	16,288,491
Halla Visteon Climate Control Corp.	Auto Components	472,380	22,926,069
Hyundai Mipo Dockyard Co. Ltd.	Machinery	91,705	10,779,108
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	8,977,605
Korea Investment Holdings Co. Ltd.	Capital Markets	178,750	9,386,938
Youngone Corp.	Textiles, Apparel & Luxury Goods	343,463	19,892,497
			132,259,929
Spain 1.3%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	29,776	9,950,048
Tecnicas Reunidas SA	Energy Equipment & Services	129,345	6,859,058
			16,809,106
Sweden 1.3%
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	74	—
Duni AB	Household Durables	695,810	8,725,223
[d]Oriflame Cosmetics SA, SDR	Personal Products	462,950	7,979,795
			16,705,018
Switzerland 3.7%
[a]Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,005,240	12,887,177
Nobel Biocare Holding AG	Health Care Equipment & Supplies	895,940	15,907,592
Panalpina Welttransport Holding AG	Air Freight & Logistics	45,940	5,779,494
Vontobel Holding AG	Capital Markets	371,770	13,493,773
			48,068,036
Taiwan 4.2%
D-Link Corp.	Communications Equipment	9,753,240	5,819,241
Giant Manufacturing Co. Ltd.	Leisure Products	2,366,482	18,437,089
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,666,918	17,780,092
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,762,000	11,895,253
			53,931,675
Thailand 1.1%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	9,575,000	6,405,966
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	7,317,500	7,726,973
			14,132,939
United Kingdom 8.5%
Bellway PLC	Household Durables	269,700	6,851,936
Berendsen PLC	Commercial Services & Supplies	654,448	10,398,354
Bovis Homes Group PLC	Household Durables	407,880	5,151,495
Debenhams PLC	Multiline Retail	5,841,420	5,521,415
Devro PLC	Food Products	1,708,970	6,587,465
Dignity PLC	Diversified Consumer Services	406,172	9,647,416
Greggs PLC	Food & Staples Retailing	2,090,140	20,061,364
Homeserve PLC	Commercial Services & Supplies	2,080,310	10,782,863

Templeton Institutional Funds
Statement of Investments, September 30, 2014 (unaudited) (continued)
Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	11,559,929
Man Group PLC	Capital Markets	4,293,191	8,269,134
UBM PLC	Media	834,820	7,890,868
[a]Vectura Group PLC	Pharmaceuticals	3,486,022	7,460,492
			110,182,731
United States 1.1%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	293,100	14,215,350
Total Common Stocks and Other Equity Interests (Cost $1,020,750,794)			1,220,333,249
Preferred Stocks (Cost $12,225,987) 0.7%
Germany 0.7%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	95,700	8,472,253
Total Investments before Short Term Investments (Cost $1,032,976,781)			1,228,805,502

Short Term Investments (Cost $5,159,591) 0.4%
Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds 0.4%
United States 0.4%
[e]BNY Mellon Overnight Government Fund, 0.026%		5,159,591	5,159,591
Total Investments (Cost $1,038,136,372) 95.3%			1,233,965,093
Other Assets, less Liabilities 4.7%			61,074,494
Net Assets 100.0%			$1,295,039,587

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d A portion or all of the security is on loan at September 30, 2014.
e The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 90.5%
Australia 0.3%
[a]Qantas Airways Ltd.	Airlines	1,134,568	$1,380,786

Austria 0.0%†
UNIQA Insurance Group AG	Insurance	1,500	17,163

Belgium 0.9%
UCB SA	Pharmaceuticals	48,480	4,400,881

Canada 0.9%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	223,620	1,935,403
Trican Well Service Ltd.	Energy Equipment & Services	211,700	2,477,019
			4,412,422
China 7.4%
[a,b]China CNR Corp. Ltd., H, Reg S	Machinery	2,775,000	2,398,080
China Life Insurance Co. Ltd., H	Insurance	1,398,000	3,880,007
China Mobile Ltd.	Wireless Telecommunication
	Services	115,500	1,333,553
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,539,290	4,291,968
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	4,114,000	2,522,025
CSR Corp. Ltd, H	Machinery	2,733,000	2,404,022
Haier Electronics Group Co. Ltd.	Household Durables	2,651,000	6,982,021
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	1,936,000	2,792,553
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,255,000	5,523,765
Sinopharm Group Co.	Health Care Providers & Services	557,200	2,034,428
Weichai Power Co. Ltd., H	Machinery	322,000	1,165,307
			35,327,729
Denmark 0.5%
H. Lundbeck AS	Pharmaceuticals	115,110	2,570,152

France 7.2%
AXA SA	Insurance	64,005	1,577,031
BNP Paribas SA	Banks	103,440	6,860,918
Cie Generale des Etablissements Michelin, B	Auto Components	22,248	2,098,284
Compagnie de Saint-Gobain	Building Products	85,360	3,906,175
Credit Agricole SA	Banks	491,460	7,413,842
Ipsen SA	Pharmaceuticals	87,440	4,300,065
SEB SA	Household Durables	28,250	2,130,626
Technip SA	Energy Equipment & Services	26,380	2,219,132
Total SA, B	Oil, Gas & Consumable Fuels	61,230	3,978,493
			34,484,566
Germany 7.7%
Bayer AG	Pharmaceuticals	62,330	8,729,667
Deutsche Boerse AG	Diversified Financial Services	93,510	6,297,942
Deutsche Lufthansa AG	Airlines	145,960	2,305,083
Gerresheimer AG	Life Sciences Tools & Services	38,720	2,514,412
HeidelbergCement AG	Construction Materials	23,970	1,583,816
Merck KGaA	Pharmaceuticals	59,220	5,461,836
[a]Metro AG	Food & Staples Retailing	91,970	3,029,164
[a]MorphoSys AG	Life Sciences Tools & Services	46,540	4,566,258
Software AG	Software	87,610	2,170,809
			36,658,987
Hong Kong 1.5%
AIA Group Ltd.	Insurance	706,400	3,652,703
Hutchison Whampoa Ltd.	Industrial Conglomerates	301,000	3,643,951
			7,296,654
India 0.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	38,094	647,364

Quarterly Statement of Investments| See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Ireland 0.5%
CRH PLC	Construction Materials	104,460	2,389,117

Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	160,510	8,627,413

Italy 2.7%
Eni SpA	Oil, Gas & Consumable Fuels	272,394	6,491,401
[a]Sorin SpA	Health Care Equipment & Supplies	438,778	1,075,017
UniCredit SpA	Banks	637,058	5,036,424
			12,602,842
Japan 3.6%
Capcom Co. Ltd.	Software	137,500	2,159,272
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	215,000	2,321,463
Nikon Corp.	Household Durables	76,600	1,107,209
Nissan Motor Co. Ltd.	Automobiles	646,700	6,304,521
Toyota Motor Corp.	Automobiles	91,900	5,416,531
			17,308,996
Netherlands 4.3%
Akzo Nobel NV	Chemicals	58,480	4,006,601
Fugro NV, IDR	Energy Equipment & Services	49,110	1,486,334
[a]NN Group NV	Insurance	84,860	2,462,224
[a,c]NN Group NV, 144A	Insurance	98,600	2,860,892
[a]QIAGEN NV	Life Sciences Tools & Services	107,020	2,436,855
TNT Express NV	Air Freight & Logistics	1,109,590	7,026,124
			20,279,030
Norway 0.7%
Telenor ASA	Diversified Telecommunication
	Services	153,630	3,371,071

Portugal 1.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	537,770	8,740,658

Russia 2.5%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	465,166	8,675,346
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	200,832	3,000,430
			11,675,776
Singapore 0.7%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	1,123,004	3,345,287

South Korea 2.3%
Hana Financial Group Inc.	Banks	33,949	1,238,956
POSCO	Metals & Mining	9,670	3,011,133
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	5,740	6,442,163
			10,692,252
Spain 1.2%
Telefonica SA	Diversified Telecommunication
	Services	359,683	5,566,756

Sweden 0.3%
Getinge AB, B	Health Care Equipment & Supplies	59,170	1,492,962

Switzerland 4.9%
ABB Ltd.	Electrical Equipment	246,540	5,547,247
[a]Basilea Pharmaceutica AG	Biotechnology	51,670	5,190,544
Credit Suisse Group AG	Capital Markets	215,311	5,970,023
Nobel Biocare Holding AG	Health Care Equipment & Supplies	87,770	1,558,374

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)

Roche Holding AG	Pharmaceuticals	17,630	5,228,149
			23,494,337
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	890,616	3,513,278

Thailand 1.0%
Bangkok Bank PCL, fgn.	Banks	770,500	4,846,061

United Kingdom 8.6%
Barclays PLC	Banks	462,650	1,706,090
BP PLC	Oil, Gas & Consumable Fuels	336,730	2,475,566
HSBC Holdings PLC	Banks	865,200	8,869,675
Kingfisher PLC	Specialty Retail	990,480	5,201,397
Rexam PLC	Containers & Packaging	293,245	2,338,205
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	116,460	4,601,460
Serco Group PLC	Commercial Services & Supplies	489,870	2,272,281
Standard Chartered PLC	Banks	388,740	7,188,163
Tesco PLC	Food & Staples Retailing	358,450	1,082,111
Vodafone Group PLC	Wireless Telecommunication
	Services	1,544,172	5,117,289
			40,852,237
United States 26.4%
Allegheny Technologies Inc.	Metals & Mining	84,550	3,136,805
American International Group Inc.	Insurance	44,130	2,383,903
Amgen Inc.	Biotechnology	46,120	6,478,015
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	175,850	3,800,119
Capital One Financial Corp.	Consumer Finance	28,280	2,308,214
Chevron Corp.	Oil, Gas & Consumable Fuels	17,730	2,115,544
Citigroup Inc.	Banks	164,260	8,511,953
Comcast Corp., Special A	Media	144,150	7,712,025
CVS Health Corp.	Food & Staples Retailing	93,160	7,414,604
Foot Locker Inc.	Specialty Retail	153,880	8,563,422
[a]Gilead Sciences Inc.	Biotechnology	112,310	11,955,400
The Hartford Financial Services Group Inc.	Insurance	64,360	2,397,410
JPMorgan Chase & Co.	Banks	110,970	6,684,833
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	106,740	2,828,610
Macy's Inc.	Multiline Retail	118,040	6,867,567
Medtronic Inc.	Health Care Equipment & Supplies	93,240	5,776,218
Microsoft Corp.	Software	252,170	11,690,601
Morgan Stanley	Capital Markets	179,260	6,197,018
[a]Navistar International Corp.	Machinery	57,240	1,883,768
Stanley Black & Decker Inc.	Machinery	28,730	2,550,937
SunTrust Banks Inc.	Banks	115,680	4,399,310
Voya Financial Inc.	Diversified Financial Services	150,730	5,893,543
Walgreen Co.	Food & Staples Retailing	78,330	4,642,619
			126,192,438
Total Common Stocks (Cost $352,459,614)			432,187,215
Preferred Stocks 0.7%
Brazil 0.2%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	78,385	1,167,152

Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	25,700	2,275,203

Total Preferred Stocks (Cost $4,415,097)			3,442,355

Templeton Institutional Funds

Statement of Investments, September 30, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $356,874,711)		435,629,570

Short Term Investments 6.9%
	Principal Amount
Time Deposits 6.9%
Canada 4.8%
Bank Of Montreal, 0.01%, 10/01/14	$13,000,000	13,000,000
Royal Bank of Canada, 0.01%, 10/01/14	10,000,000	10,000,000
		23,000,000
United States 2.1%
Scotia Capital Markets, 0.03%, 10/01/14	10,000,000	10,000,000
Total Time Deposits (Cost $33,000,000)		33,000,000
Total Investments (Cost $389,874,711) 98.1%		468,629,570
Other Assets, less Liabilities 1.9%		8,936,106
Net Assets 100.0%		$477,565,676

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2014, the aggregate value of this security was $2,398,080, representing 0.50% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of this security was $2,860,892 representing 0.60% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging	Foreign Equity	Foreign Smaller	Global Equity
	Markets Series	Series	Com panies Series	Series

Cost of investments	$122,346,088	$5,186,711,693	$1,046,919,490	$389,935,022

Unrealized appreciation	$20,057,425	$1,960,080,273	$252,716,543	$99,523,134
Unrealized depreciation	(6,642,798)	(383,227,956)	(65,670,940)	(20,828,586)
Net unrealized appreciation (depreciation)	$13,414,627	$1,576,852,317	$187,045,603	$78,694,548

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Funds hold the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Funds to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Funds’ assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2014, Emerging Markets Series had 6.5% of its net assets invested in Russia. The remaining funds in the Trust did not have a significant investment in Russia.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$4,443,437	$4,445,830		$-	$8,889,267
All Other Equity Investments[b]	125,605,034	-		-	125,605,034
Participatory Notes	-	873,872		-	873,872
Short Term Investments	293,542	99,000		-	392,542
Total Investments in Securities	$130,342,013	$5,418,702		$-	$135,760,715

Foreign Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,615,082,527	$-		$-	$6,615,082,527
Short Term Investments	148,481,483	-		-	148,481,483
Total Investments in Securities	$6,763,564,010	$-		$-	$6,763,564,010

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments:[a,b]	$1,228,805,502	$-	$	- c	$1,228,805,502
Short Term Investments	-	5,159,591		-	5,159,591
Total Investments in Securities	$1,228,805,502	$5,159,591	$	- c	$1,233,965,093

Global Equity Series
Assets:
Investments in Securities:
Equity Investments:[a,b]	$435,629,570	$-		$-	$435,629,570
Short Term Investments	-	33,000,000		-	33,000,000
Total Investments in Securities	$435,629,570	$33,000,000		$-	$468,629,570

[a]Includes common and preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at September 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date  November 25, 2014